Fair value measurement	12 Months Ended
Mar. 31, 2018
Fair value measurement
Fair value measurement

7. Fair value measurement

        Set out below is a comparison by class of the carrying amounts and fair value of the Group's financial instruments that are carried in the financial statements.

Fair values

        The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,		As at March 31,
	2017	2018	2017	2018
Financial assets
Assets carried at amortized cost
Trade and other receivables	1,970,375	4,008,871	1,970,375	4,008,871
Cash and cash equivalents	1,532,629	3,065,072	1,532,629	3,065,072
Term deposits	3,027,861	412,144	3,027,861	412,144
Other financial assets	120,057	117,954	120,057	117,954

Total	6,650,921	7,604,041	6,650,921	7,604,041

Financial liabilities
Liabilities carried at fair value
Share warrants	1,337,418	1,914,604	1,337,418	1,914,604
Contingent dividend	2,913	—	2,913	—
Liability for acquisition of business	—	904,727	—	904,727

Total	1,340,331	1,914,604	1,340,331	1,914,604

Liabilities carried at amortized cost
Trade and other payables	3,148,544	5,049,630	3,148,544	5,049,630
Borrowings	44,877	859,476	44,877	859,476
Other liabilities	245,978	537,023	245,978	537,023

Total	3,439,399	6,446,129	3,439,399	6,446,129

Fair value hierarchy

        The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	March 31, 2017
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	3,027,861	—	3,027,861
Other financial assets	—	120,057	—	120,057

Total assets	—	3,147,918	—	3,147,918

Liabilities carried at fair value
Warrants	1,335,189	—	2,229	1,337,418
Contingent dividend	—	—	2,913	2,913
Liabilities carried at amortized cost
Borrowings	—	44,877	—	44,877

Total Liabilities	1,335,189	44,877	5,142	1,385,208

	March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	412,144	—	412,144
Other financial assets	—	117,954	—	117,954

Total assets	—	530,098	—	530,098

Liabilities carried at fair value
Warrants	1,914,520	—	84	1,914,604
Liability for business acquisition	—	—	904,727	904,727
Liabilities carried at amortized cost
Borrowings	—	859,476	—	859,476

Total Liabilities	1,914,520	859,476	904,811	3,678,807

        There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

        The following tables show the valuation techniques used in measuring fair values at March 31, 2018 and March 31, 2017 as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
A. Financial Instruments measured at fair value:
Warrants

Black- Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.

		Expected term: 2.66 years (PY: 3.16 years) Risk free rate: 2.26% (PY: 1.56%)	The estimated fair value would increase (decrease) if : • the expected term were higher (lower) • the risk free rate were higher (lower)
Quoted warrants	Fair market value	—	—
Contingent dividend	Fair value—simulation model	Discounting period: Nil (PY: 1.13 to 1.62 years) Risk free rate: Nil (PY: 2.81%)	The estimated fair value would increase (decrease) if : • the expected discounting period were higher (lower) • the risk free rate were higher (lower)
Liability for business acquisition (refer to Note 43)	Actual as per the terms of share purchase agreement	Adjusted earning of acquired entity	—
B. Financial Instruments for which fair value is disclosed:
Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	—
Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	—
Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

        Below is reconciliation of fair value measurements categorized within Level 1 & Level 3 of the fair value hierarchy

	April 1, 2016	Acquired liability (refer to Note 43)	Charge to profit or loss	Charged to equity	Converted to equity	Effects of movements in foreign exchange rates	March 31, 2017	Business acquisition (refer to Note 43)	Charge to profit or loss	Charged to equity	Effects of movements in foreign exchange rates	March 31, 2018
Silicon Valley Bank—Convertible Preference shares—Series D	2,087	—	2,006	—	(4,093)	—	—	—	—	—	—	—
Silicon Valley Bank—Convertible Preference shares—Series E	1,591	—	1,557	—	(3,148)	—	—	—	—	—	—	—
Macquarie Corporate Holdings Pty Limited—Ordinary Warrants	3,319	—	(1,463)	—	—	373	2,229	—	(2,137)	—	(8)	84
Quoted Warrants	—	1,631,672	(232,211)	—	—	(64,273)	1,335,188	—	565,390	—	13,942	1,914,520
Contingent dividend	—	—	292	2,755	—	(134)	2,913	—	(279)	(2,755)	121	—
Liability for business acquisition (refer to Note 43)	—	—	—	—	—	—	—	610,383	294,344			904,727

Total	6,997	1,631,672	(229,819)	2,755	(7,241)	(64,034)	1,340,330	610,383	857,318	(2,755)	14,055	2,819,331